SCHEDULE OF MIMIMUM LEASE PAYMENTS UNDER NON-CANCELLABLE OPERATING LEASES (Details) - Latam Logistic Properties SA [member]	Dec. 31, 2023 USD ($)
DisclosureofRevenueLineItems [Line Items]
2024	$ 38,723,655
2025	35,919,432
2026	32,869,113
2027	29,297,600
2028	21,488,945
Thereafter	69,406,401
Total	$ 227,705,146